Retirement and Deferred Compensation Plans - Fair Value of Pension Plan Assets by Asset Category (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 92.0	$ 104.9	$ 80.9
United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.2	40.6	39.1
United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.7	16.6
United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.5	24.0
United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | United States companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.7	15.6
United States Plans | United States companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.7	15.6
United States Plans | United States companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | United States companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | International companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.9	24.0
United States Plans | Government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Government bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.9	24.0
United States Plans | Government bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.2	0.0
United States Plans | Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.2	0.0
United States Plans | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Guaranteed insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Annuity contract | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Unitized funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
United States Plans | Real estate funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	314.7	349.1	$ 305.8
Non-United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123.6	158.7
Non-United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99.1	85.5
Non-United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92.0	104.9
Non-United States Plans | United States companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | United States companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | International companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.8	19.1
Non-United States Plans | International companies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.8	19.1
Non-United States Plans | International companies | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | International companies | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.8	45.3
Non-United States Plans | Government bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.8	45.3
Non-United States Plans | Government bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Government bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31.2	62.5
Non-United States Plans | Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31.2	62.5
Non-United States Plans | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Guaranteed insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38.9	42.0
Non-United States Plans | Guaranteed insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Guaranteed insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38.9	42.0
Non-United States Plans | Guaranteed insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Annuity contract
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.9	35.5
Non-United States Plans | Annuity contract | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Annuity contract | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.9	35.5
Non-United States Plans | Annuity contract | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Unitized funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 26.4	$ 31.5
Non-United States Plans | Unitized funds | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	50.00%	70.00%
Non-United States Plans | Unitized funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	40.00%	20.00%
Non-United States Plans | Unitized funds | Cash
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in plan assets	10.00%	10.00%
Non-United States Plans | Unitized funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 26.4	$ 31.5
Non-United States Plans | Unitized funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Unitized funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92.0	104.9
Non-United States Plans | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92.0	104.9
Non-United States Plans | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.3	8.0
Non-United States Plans | Real estate funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Non-United States Plans | Real estate funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.3	8.0
Non-United States Plans | Real estate funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents | United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	1.0
Cash and cash equivalents | United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	1.0
Cash and cash equivalents | United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.0
Cash and cash equivalents | United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents | Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.3
Cash and cash equivalents | Non-United States Plans | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.4	0.3
Cash and cash equivalents | Non-United States Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents | Non-United States Plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0